Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables.
Summary of Trade Receivables

	31 December	31 December
	2021	2020
Receivables from subscribers	2,575,698	2,263,544
Accounts and notes receivable	1,143,538	766,921
Undue assigned contracted receivables	467,693	435,332
	4,186,929	3,465,797